Shareholders' Equity	12 Months Ended
Dec. 31, 2014
Shareholders' Equity

13. Shareholders’ Equity

The number of shares outstanding as of December 31, 2014 was 88,726,543.

DIVIDENDS	2014	2013	2012
Cash dividend paid per share	$2.12	$2.00	$1.89
Cash dividend declared per share	$2.14	$2.02	$1.94

OTHER COMPREHENSIVE INCOME (LOSS)/ ENDING BALANCE1)	2014	2013	2012
Cumulative translation adjustments	$(155.1)	$49.4	$67.2
Net pension liability	(97.9)	(48.9)	(107.7)

Total (ending balance)	$(253.0)	$0.5	$(40.5)

Deferred taxes on the pension liability	$43.4	$21.4	$59.7

1)	The components of Other Comprehensive Income (Loss) are net of any related income tax effects.

EQUITY AND EQUITY UNITS OFFERING

On March 30, 2009, the Company sold, in an underwritten registered public offering, approximately 14.7 million common shares from treasury stock and 6.6 million equity units (the Equity Units), listed on the NYSE as Corporate Units, for an aggregate stated amount and public offering price of $235 million and $165 million, respectively. “Equity Units” is a term that describes a security that is either a Corporate Unit or a Treasury Unit, depending upon what type of note is used by the holder to secure the forward purchase contract (either a Note or a Treasury Security, as described below). The Equity Units initially consisted of a Corporate Unit which is (i) a forward purchase contract obligating the holder to purchase from the Company for a price in cash of $25, on the purchase contract settlement date of April 30, 2012, subject to early settlement in accordance with the terms of the Purchase Contract and Pledge Agreement, a certain number (at the Settlement Rate outlined in the Purchase Contract and Pledge Agreement) of shares of Common Stock; and (ii) a 1/40, or 2.5%, undivided beneficial ownership interest in a $1,000 principal amount of the Company’s 8% senior notes due 2014 (the “Senior Notes”). The Company allocated proceeds received upon issuance of the Equity Units based on relative fair values at the time of issuance. The fees associated with the remarketing (described below) were allocated such that 1% of the 6% of underwriting commissions paid to the debt were allocated as deferred charges based on commissions paid for similar debt issuances, but including factors for market conditions at the time of the offering and the Company’s credit rating, and the deferred charges were amortized using the effective interest rate method over the life of the notes until April 30, 2014.

The Company successfully completed the remarketing of the Senior Notes in March 2012, pursuant to which the interest rate on the Senior Notes was reset and certain other terms of the Senior Notes were modified. On March 15, 2012, the coupon was reset to 3.854% with a yield of 2.875% per annum. Autoliv did not receive any proceeds from the remarketing until the settlement of the forward stock purchase contracts on April 30, 2012. On April 30, 2012, Autoliv settled the 4,250,920 purchase contracts still outstanding following the repurchase of 2.3 million Equity Units in 2010. Autoliv settled the purchase contracts by issuing approximately 5.8 million shares of common stock in exchange for $106,273,000 in proceeds generated by the maturity of the U.S. Treasury securities purchased following the remarketing. The settlement of the purchase contracts concluded Autoliv’s equity obligations under the Equity Units. The Senior Notes that matured on April 30, 2014 were repaid and are no longer outstanding.

SHARE REPURCHASE PROGRAM

Autoliv initiated its repurchase program in 2000 with 10 million shares and subsequently expanded the authorization three times between 2000 and 2007 to 37.5 million shares. Share repurchases were suspended in September, 2008 as a result of the financial crisis to preserve cash. During the fourth quarter 2013, the Company reactivated its share repurchase program. In January, 2014, the Board of Directors of the Company approved an additional 10 million shares for repurchase under the existing authorization for share repurchases. There is no expiration date for the share repurchase. The maximum number of shares that may yet be purchased under the Stock Repurchase Program amounted to 5,349,926 shares at December 31, 2014.

SHARES	2014	2013	2012
Shares repurchased (shares in millions)	6.2	1.6	—
Cash paid for shares	$616.0	$147.9	$—

In total, Autoliv has repurchased 42.2 million shares between May 2000 and December 2014 for cash of $2,237 million, including commissions. Of the total amount of repurchased shares, 14.7 million shares were utilized for the equity offering in 2009, 3.1 million and 5.8 million shares were utilized for the repurchase of equity units in the second quarter of 2010 and the settlement of the Equity Units in the second quarter of 2012, respectively. In addition, 4.5 million shares have been utilized by the Stock Incentive Plan whereof 0.5 million, 0.5 million and 0.4 million were utilized during 2014, 2013 and 2012, respectively. At December 31, 2014, 14.1 million of the repurchased shares remain in treasury stock.